TEMPLETON DEVELOPING
MARKETS TRUST

Semi Annual Report
June 30, 1999


[GRAPHIC OF BOOKS]


[FRANKLIN TEMPLETON LOGO]

PAGE

[FRANKLIN TEMPLETON CELEBRATING OVER 50 YEARS LOGO]

Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long-term perspective and remember that all securities markets move both up and down, as do mutual fund share prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.


In 1992, Sir John Templeton retired after a 50-year career of helping investors manage their money. Currently he devotes all of his time and efforts to the John Templeton Foundation. A major portion of his assets remain invested in the Templeton funds which are managed by many of the investment professionals he selected and trained.



[PHOTO OF J. MARK MOBIUS]

J. Mark Mobius, Ph.D.
President
Templeton Developing
Markets Trust


Dr. Mobius has been living in emerging market countries since earning his Ph.D. in economics and political science at Massachusetts Institute of Technology in 1964. During his extensive travels, he has acquired a thorough knowledge of business practices and customs unique to developing nations.

PAGE

SHAREHOLDER LETTER

Your Fund's Goal: Templeton Developing Markets Trust seeks long-term capital appreciation by investing, under normal market conditions, at least 65% of its total assets in equity securities of developing or emerging market issuers.

Dear Shareholder:

We are pleased to bring you this semiannual report of Templeton Developing Markets Trust covering the six months ended June 30, 1999. During this time, most developing markets performed extremely well, and the Fund's Class A shares delivered a +36.41% six-month cumulative total return, as shown in the Performance Summary on page 6.

Initially, 1999 presented concerns for emerging market investors as attention focused upon pressure on the Brazilian real and the growing flight of capital from Brazil. In mid-January, Brazil's central bank allowed the real to float, and within days, its value plummeted 43% against the U.S. dollar. Despite speculation that such an event could lead to a global economic crisis, the devaluation spurred many foreign investors to take advantage of bargain-priced stocks in the region, and Latin American equity



You will find a complete listing of the Fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 11 of this report.



CONTENTS

Shareholder Letter .......................................................    1

Performance Summary ......................................................    5

Financial Highlights &
Statement of Investments .................................................    7

Financial Statements .....................................................   21

Notes to Financial
Statements ...............................................................   24


[FUND CATEGORY PYRAMID GRAPH]

PAGE


GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets
6/30/99

[BAR CHART]

Asia                             45.6%
Latin America                    33.9%
Mid-East/Africa                  11.0%
Europe                            6.1%
New Zealand                       0.1%
Short-Term Investments
& Other Net Assets                3.3%



markets rallied until mid-May. This positive market reaction encouraged Brazil's government to implement other economic measures, which contributed to falling interest rates and more stable currencies throughout Latin America.

At the same time that Latin America's economic situation was improving, the outlook for developing Asian economies grew brighter. By March, a number of countries in the region displayed signs of economic growth including lower unemployment rates, shrinking trade surpluses and increased domestic spending, which helped equity markets throughout Asia rebound from their 1997 and 1998 lows.

China was an anomaly among Asian markets during the reporting period. Despite the strong performance of its equity market, the progress of China's economic and market reform was jeopardized by the poor state of its relations with the U.S. Accusations that China stole military secrets and hardware were broadcast widely in the U.S.; the negotiation of China's entry into the World Trade Organization was put on hold; and China expressed outrage after warplanes representing the North Atlantic Treaty Organization (NATO) mistakenly bombed the Chinese embassy in Yugoslavia.

During the period under review, Eastern European economies lagged those of most other emerging markets. Russia's economy stalled as it suffered a chronic reshuffling of government officials and attempted to negotiate a monetary rescue package with the International Monetary Fund. And when NATO began bombing Yugoslavia,


2
PAGE

concerns about the effects on regional trade dampened investor interest in the region.

At the end of the reporting period, the Fund was invested in 31 countries, with Mexico representing the largest country holding, followed by Brazil, South Africa, Singapore and Thailand. The Fund's position in short-term investments and other net assets remained small, and during the six months under review we did not significantly restructure the portfolio. However, we sold all of the Fund's holdings in several countries, including Sri Lanka, Croatia and Zimbabwe, because we believed better bargains could be found elsewhere, and we initiated positions in Austria, which we feel have the potential to benefit from ongoing development of the European Union and the new euro. Our shares of Anglo American PLC (South Africa) and Siam Cement Public Co. Ltd. (Thailand) rose in value, lifting them into the Fund's top ten holdings, as rising commodity prices generated investor enthusiasm for more cyclical industries.

Looking forward, we are optimistic about emerging market equities, even though we believe they may be in for a bit of short-term volatility as new governments form in Indonesia, Mexico and South Africa, and political struggles play out in Pakistan, India and Korea. Although factors such as currency exchange and inflation could put pressure on interest rates, we believe their impact may be short lived, and that the overall long-term recovery and growth of emerging market countries will be preserved.

Of course, investing in emerging market securities involves special considerations, which may include risks related to market and currency volatility, adverse social, economic and political develop-


  TOP 10 HOLDINGS
  6/30/99

  COMPANY                                                           % OF TOTAL
  INDUSTRY, COUNTRY                                                 NET ASSETS
  ----------------------------------------------------------------------------
  Telefonos de Mexico
  SA (Telmex), ADR
  Telecommunications, Mexico                                           3.9%

  Cemex SA
  Building Materials &
  Components, Mexico                                                   3.5%

  Korea Electric Power Corp.
  Utilities Electrical & Gas,
  South Korea                                                          2.3%

  Thai Farmers Bank
  Public Co. Ltd.
  Banking, Thailand                                                    2.2%

  Electricidad de Caracas
  SAICA SAICA, ADR
  Utilities Electrical & Gas,
  Venezuela                                                            2.1%

  Compania de
  Telecomunicaciones de
  Chile SA, ADR
  Telecommunications, Chile                                            1.9%

  Anglo American PLC
  Metals & Mining, South Africa                                        1.9%

  Akbank
  Banking, Turkey                                                      1.6%

  Centrais Eletricas Brasileiras
  SA (Electrobras)
  Utilities Electrical & Gas, Brazil                                   1.5%

  Siam Cement Public Co. Ltd.
  Building Materials &
  Components, Thailand                                                 1.5%

                                                                               3
PAGE

  TOP 10 COUNTRIES
  6/30/99

                                                                    % OF TOTAL
  Country                                                           NET ASSETS
  -----------------------------------------------------------------------------
  Mexico                                                               11.4%
  Brazil                                                               10.3%
  South Africa                                                         10.2%
  Singapore                                                             8.9%
  Thailand                                                              8.1%
  South Korea                                                           7.7%
  Indonesia                                                             5.2%
  Hong Kong*                                                            4.6%
  Argentina                                                             4.3%
  Malaysia                                                              3.9%

* Hong Kong reverted to the sovereignty of China on July 1, 1997.


ments and the relatively small size and lesser liquidity of these markets. Investing in any emerging market means accepting a certain amount of volatility and, in some cases, the consequences of severe market corrections. For example, Mexico's equity market has increased 3,760% in the last 15 years, but has suffered 8 quarterly declines of more than 15% during that time.(2) While short-term volatility can be disconcerting, declines of more than 50% are not unusual in emerging markets. These special risks and other considerations are discussed in the Fund's prospectus.

Please remember, this discussion reflects our views, opinions and portfolio holdings as of June 30, 1999, the end of the reporting period. However, market and economic conditions are changing constantly, which can be expected to affect our strategies and the Fund's portfolio composition. Although past performance is not predictive of future results, these insights may help you understand our investment and management philosophy.

Thank you for investing in Templeton Developing Markets Trust. We appreciate your support and welcome your comments.

Sincerely,


/s/J. MARK MOBIUS
-----------------------------------
J. Mark Mobius, Ph.D.
President
Templeton Developing Markets Trust


(2). Source: Mexico Bolsa Index. Based on quarterly percentage price change over 15 years ended June 30, 1999. Market return is measured in U.S. dollar terms and does not include reinvested dividends.


4
PAGE

PERFORMANCE SUMMARY AS OF 6/30/99

Distributions will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of each class' operating expenses. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

PRICE AND DISTRIBUTION INFORMATION

CLASS A                                    CHANGE      6/30/99      12/31/98
------------------------------------------------------------------------------
Net Asset Value                           +$3.75        $14.05        $10.30

CLASS B                                    CHANGE      6/30/99        1/1/99
------------------------------------------------------------------------------
Net Asset Value                           +$3.68        $13.98        $10.30

CLASS C                                    CHANGE      6/30/99      12/31/98
------------------------------------------------------------------------------
Net Asset Value                           +$3.66        $13.87        $10.21

ADVISOR CLASS                              CHANGE      6/30/99      12/31/98
------------------------------------------------------------------------------
Net Asset Value                           +$3.76        $14.04        $10.28

Templeton Developing Markets Trust paid no distributions during the reporting period.

CLASS A (formerly Class I):

Subject to the current, maximum 5.75% initial sales charge. On January 1, 1993, the Fund's Class A shares implemented a Rule 12b-1 Plan, which affects subsequent performance. Past expense reductions by the Fund's Manager increased the Fund's total returns. Without this reduction, the Fund's total returns would have been lower.

CLASS B:

Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C (formerly Class II):

Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:

No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.


Past performance is not predictive of future results.


                                                                               5
PAGE
(1). Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

(2). Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class. Six-month return has not been annualized. Since Class B shares have existed for less than one year, aggregate total return for that class represents total return since inception, including the maximum sales charge.

(3). These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

(4). One-year total return represents the change in value of an investment over the one-year periods ended on the specified dates and does not include sales charges.

(5). On January 2, 1997, the Fund began selling Advisor Class shares to certain eligible investors as described in the prospectus. This share class does not have sales charges or a Rule 12b-1 plan. Performance quotations have been calculated as follows: (a) For periods prior to January 2, 1997, figures reflect Class A performance, excluding the effect of the Class A sales charge, but including the effect of Rule 12b-1 fees and other Class A expenses; and (b) for periods after January 1, 1997, figures reflect actual Advisor Class performance, including the deduction of all fees and expenses applicable only to that class. Since January 2, 1997 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +0.93% and +0.37%, respectively.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.


PERFORMANCE


                                                                     INCEPTION
CLASS A                            6-MONTH    1-YEAR     5-YEAR     (10/17/91)
-------------------------------------------------------------------------------
Cumulative Total Return(1)          +36.41%   +34.48%    +24.90%      +78.41%
Average Annual Total Return(2)      +28.55%   +26.70%     +3.31%       +6.98%
Value of $10,000 Investment(3)     $12,855   $12,670    $11,769      $16,816


                        6/30/95   6/30/96    6/30/97    6/30/98       6/30/99
-------------------------------------------------------------------------------
One-Year
Total Return(4)          +3.07%   +14.13%    +27.00%    -37.83%       +34.48%


                                                  INCEPTION
CLASS B                             6-MONTH       (1/1/99)
-------------------------------------------------------------------------------
Cumulative Total Return(1)          +35.73%        +35.73%
Aggregate Total Return(2)           +31.73%        +31.73%
Value of $10,000 Investment(3)     $13,173        $13,173


                                                                       INCEPTION
CLASS C                              6-MONTH     1-YEAR      3-YEAR     (5/1/95)
-------------------------------------------------------------------------------
Cumulative Total Return(1)            +35.85%    +33.52%     +4.02%     +22.11%
Average Annual Total Return(2)        +33.64%    +31.14%     +0.99%     +4.66%
Value of $10,000 Investment(3)       $13,364    $13,114    $10,299    $12,091


                                   6/30/96     6/30/97     6/30/98      6/30/99
-------------------------------------------------------------------------------
One-Year
Total Return(4)                    +13.24%     +26.04%     -38.19%      +33.52%



                                                                       INCEPTION
ADVISOR CLASS(5)                    6-MONTH      1-YEAR      5-YEAR   (10/17/91)
-------------------------------------------------------------------------------
Cumulative Total Return(1)           +36.58%     +34.95%     +25.51%     +79.29%
Average Annual Total Return(2)       +36.58%     +34.95%      +4.65%      +7.87%
Value of $10,000 Investment(3)      $13,658     $13,495     $12,551     $17,929


                         6/30/95    6/30/96    6/30/97     6/30/98     6/30/99
-------------------------------------------------------------------------------
One-Year
Total Return(4)           +3.07%    +14.13%    +27.13%     -37.69%     +34.95%



Past performance is not predictive of future results.


6

PAGE

TEMPLETON DEVELOPING MARKETS TRUST
Financial Highlights

                                                                                CLASS A
                                          -----------------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED                             YEAR ENDED DECEMBER 31,
                                          JUNE 30, 1999    ------------------------------------------------------------------
                                          (UNAUDITED)+        1998          1997          1996          1995          1994
                                          -----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout
  the period)
Net asset value, beginning of
  period..............................         $10.30          $12.94        $15.40        $13.01        $13.42        $15.27
                                          -----------------------------------------------------------------------------------
Income from investment operations:
 Net investment income................            .06             .17           .16           .16           .21           .14
 Net realized and unrealized gains
   (losses)...........................           3.69           (2.57)        (1.62)         2.75          (.18)        (1.44)
                                          -----------------------------------------------------------------------------------
Total from investment operations......           3.75           (2.40)        (1.46)         2.91           .03         (1.30)
                                          -----------------------------------------------------------------------------------
Less distributions from:
 Net investment income................             --            (.19)         (.16)         (.17)         (.20)         (.12)
 In excess of net investment income...             --              --            --          (.01)           --            --
 Net realized gains...................             --            (.05)         (.53)         (.34)         (.24)         (.43)
 In excess of net realized gains......             --              --          (.31)           --            --            --
                                          -----------------------------------------------------------------------------------
Total distributions...................             --            (.24)        (1.00)         (.52)         (.44)         (.55)
                                          -----------------------------------------------------------------------------------
Net asset value, end of period........         $14.05          $10.30        $12.94        $15.40        $13.01        $13.42
                                          ===================================================================================
Total Return*.........................         36.41%        (18.72)%       (9.41)%        22.51%          .36%       (8.64)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's).....     $2,867,695      $2,172,954    $3,444,029    $3,308,753    $2,147,664    $2,009,154
Ratios to average net assets:
 Expenses.............................          2.16%**         2.11%         1.96%         2.03%         2.10%         2.11%
 Net investment income................          1.01%**         1.40%          .99%         1.16%         1.66%         1.08%
Portfolio turnover rate...............         20.33%          37.51%        30.06%        12.47%         9.76%        18.57%

*Total return does not reflect sales commissions and is not annualized. **Annualized.
+Based on average weighted shares outstanding.
                                                                               7
PAGE

TEMPLETON DEVELOPING MARKETS TRUST
Financial Highlights (continued)

                                                                   CLASS B
                                                                -------------
                                                                PERIOD ENDED
                                                                JUNE 30, 1999
                                                                (unaudited)+
                                                                -------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the period)
Net asset value, beginning of period........................       $10.30
                                                                   ------
Income from investment operations:
 Net investment income......................................          .02
 Net realized and unrealized gains..........................         3.66
                                                                -------------
Total from investment operations............................         3.68
                                                                -------------
Net asset value, end of period..............................       $13.98
                                                                =============
Total Return*...............................................       35.73%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...........................       $5,965
Ratios to average net assets:
 Expenses...................................................        2.88%**
 Net investment income......................................         .36%**
Portfolio turnover rate.....................................       20.33%

 * Total return does not reflect the contingent deferred sales charge and is not annualized.
** Annualized.
 + Effective date of Class B shares was January 1, 1999. Based on average weighted shares outstanding.

 8

PAGE

TEMPLETON DEVELOPING MARKETS TRUST
Financial Highlights (continued)

                                                                                     CLASS C
                                                       --------------------------------------------------------------------
                                                        SIX MONTHS
                                                           ENDED                       YEAR ENDED DECEMBER 31,
                                                       JUNE 30, 1999      -------------------------------------------------
                                                       (UNAUDITED)+         1998          1997          1996        1995++
                                                       -------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the period)
Net asset value, beginning of period...............        $10.21           $12.81        $15.27        $12.95       $13.10
                                                       --------------------------------------------------------------------
Income from investment operations:
 Net investment income.............................           .01              .07           .09           .17          .02
 Net realized and unrealized gains (losses)........          3.65            (2.51)        (1.64)         2.60          .19
                                                       --------------------------------------------------------------------
Total from investment operations...................          3.66            (2.44)        (1.55)         2.77          .21
                                                       --------------------------------------------------------------------
Less distributions from:
 Net investment income.............................            --             (.11)         (.07)         (.10)        (.18)
 In excess of net investment income................            --               --            --          (.01)          --
 Net realized gains................................            --             (.05)         (.53)         (.34)        (.18)
 In excess of net realized gains...................            --               --          (.31)           --           --
                                                       --------------------------------------------------------------------
Total distributions................................            --             (.16)         (.91)         (.45)        (.36)
                                                       --------------------------------------------------------------------
Net asset value, end of period.....................        $13.87           $10.21        $12.81        $15.27       $12.95
                                                       ====================================================================
Total Return*......................................        35.85%         (19.20)%      (10.10)%        21.58%        1.70%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)..................      $368,179         $294,588      $404,542      $226,629      $41,012
Ratios to average net assets:
 Expenses..........................................         2.83%**          2.78%         2.69%         2.74%        2.73%**
 Net investment income.............................          .24%**           .76%          .21%          .33%         .19%**
Portfolio turnover rate............................        20.33%           37.51%        30.06%        12.47%        9.76%

 * Total return does not reflect sales commissions or the contingent deferred sales charge and is not annualized.
** Annualized.
 + Based on average weighted shares outstanding.
++ For the period May 1, 1995 (effective date) to December 31, 1995.
                                                                               9
PAGE

TEMPLETON DEVELOPING MARKETS TRUST
Financial Highlights (continued)

                                                                             ADVISOR CLASS
                                                                ---------------------------------------
                                                                 SIX MONTHS            YEAR ENDED
                                                                    ENDED             DECEMBER 31,
                                                                JUNE 30, 1999    ----------------------
                                                                (UNAUDITED)++      1998          1997+
                                                                ---------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the period)
Net asset value, beginning of period........................        $10.28         $12.93        $15.43
                                                                ---------------------------------------
Income from investment operations:
 Net investment income......................................           .07            .23           .17
 Net realized and unrealized gains (losses).................          3.69          (2.60)        (1.63)
                                                                ---------------------------------------
Total from investment operations............................          3.76          (2.37)        (1.46)
                                                                ---------------------------------------
Less distributions from:
 Net investment income......................................            --           (.23)         (.20)
 Net realized gains.........................................            --           (.05)         (.53)
 In excess of net realized gains............................            --             --          (.31)
                                                                ---------------------------------------
Total distributions.........................................            --           (.28)        (1.04)
                                                                ---------------------------------------
Net asset value, end of period..............................        $14.04         $10.28        $12.93
                                                                =======================================
Total Return*...............................................        36.58%       (18.47)%       (9.36)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...........................      $161,412       $115,494       $98,101
Ratios to average net assets:
 Expenses...................................................         1.84%**        1.78%         1.69%**
 Net investment income......................................         1.32%**        1.82%         1.04%**
Portfolio turnover rate.....................................        20.33%         37.51%        30.06%

 * Total return is not annualized.
** Annualized.
 + Effective date of Advisor Class shares was January 1, 1997. Based on average weighted shares outstanding.
++ Based on average weighted shares outstanding.
                       See Notes to Financial Statements.
 10
PAGE

TEMPLETON DEVELOPING MARKETS TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (UNAUDITED)

                                                                INDUSTRY                   SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES 96.7%
ARGENTINA 4.3%
*Atanor Cia Nacional Para la Industria Quimica SA,
  D...............................................              Chemicals                   1,903,372     $      932,746
Banco de Galicia y Buenos Aires SA de CV, B.......               Banking                      989,358          5,075,914
Banco Frances SA..................................               Banking                    1,385,000          9,003,400
*Banco Frances SA, new............................               Banking                      170,684          1,092,487
*Buenos Aires Embotelladora SA, B, ADR............         Beverages & Tobacco                746,000             46,998
*Capex SA, A......................................     Utilities Electrical & Gas             217,604          1,268,758
*Molinos Rio de la Plata SA, B....................      Food & Household Products           6,622,464         11,126,852
Nobleza Piccardo Sdad Industrial Comercial y
  Financial.......................................         Beverages & Tobacco                452,079          1,492,010
Perez Companc SA, B...............................           Energy Sources                 7,289,779         41,920,421
Quilmes Industrial SA, ADR........................         Beverages & Tobacco              1,326,200         16,411,725
*Sociedad Comercial del Plata Cadelplata Come.....           Multi-Industry                 5,526,210          2,122,277
Telecom Argentina Stet-France SA, ADR.............         Telecommunications                 872,100         23,328,675
Telefonica de Argentina SA, ADR...................         Telecommunications                 903,560         28,349,195
Transportadora de Gas del Sur SA, ADR.............     Utilities Electrical & Gas             600,700          5,631,563
                                                                                                          --------------
                                                                                                             147,803,021
                                                                                                          --------------
AUSTRIA 1.1%
Austria Tabak AG..................................         Beverages & Tobacco                147,608          8,600,445
Bank Austria AG...................................               Banking                      343,050         18,042,230
OMV AG............................................           Energy Sources                   106,800          9,525,763
                                                                                                          --------------
                                                                                                              36,168,438
                                                                                                          --------------
BRAZIL 10.3%
Aracruz Celulose SA, ADR..........................       Forest Products & Paper            1,585,900         34,889,800
Banco Bradesco SA.................................               Banking                  741,198,851          2,960,563
Banco Bradesco SA, pfd. ..........................               Banking                1,206,333,077          6,195,148
Banco do Brasil SA................................               Banking                  947,469,792          3,784,469
Brasmotor SA, pfd. ...............................           Multi-Industry                35,826,231          2,859,966
Centrais Eletricas Brasileiras SA (Electrobras)...     Utilities Electrical & Gas         284,553,000          5,423,150
Centrais Eletricas Brasileiras SA (Electrobras),
  B, pfd. ........................................     Utilities Electrical & Gas       2,277,402,470         46,392,735
Centrais Geradoras Do Sul Do Brasil SA, B,
  pfd. ...........................................     Utilities Electrical & Gas       2,380,068,470          1,928,500
Cia Cervejaria Brahma.............................         Beverages & Tobacco              1,750,000            693,000
Cia Cervejaria Brahma, pfd. ......................         Beverages & Tobacco             12,576,000          7,168,858
Cia Energetica de Minas Gerais Cemig, Br.,
  pfd. ...........................................     Utilities Electrical & Gas         887,907,000         18,751,177
*Cia Mesbla SA, pfd. .............................            Merchandising                73,017,000            314,150
Cia Vale do Rio Doce, A, pfd. ....................           Metals & Mining                1,143,777         22,712,376
Copene-Petroquimica do Nordeste SA, A, pfd. ......              Chemicals                  33,816,844          5,306,495
+Duratex SA, pfd. ................................       Forest Products & Paper          445,097,800         11,937,002
Embratel Participacoes SA, pfd. ..................         Telecommunications             403,723,973          5,667,110
Investimentos Itau SA.............................           Multi-Industry                 2,810,432          1,502,912
*Investimentos Itau SA, pfd. .....................           Multi-Industry                69,075,179         37,050,310
*Mannesmann SA....................................       Machinery & Engineering           21,720,874          1,607,531
*Mannesmann SA, pfd. .............................       Machinery & Engineering            4,701,562            355,468
Petroleo Brasileiro SA, pfd. .....................           Energy Sources               107,193,333         16,820,637
Tele Celular Sul Participacoes SA, pfd. ..........         Telecommunications             403,723,973            863,889
Tele Centro Oeste Celular Participacoes SA,
  pfd. ...........................................         Telecommunications             153,023,973            194,718

                                                                              11
PAGE
TEMPLETON DEVELOPING MARKETS TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (UNAUDITED) (CONT.)

                                                                INDUSTRY                   SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
BRAZIL (CONT.)
Tele Centro Sul Participacoes SA, pfd. ...........         Telecommunications           1,381,900,973     $   15,368,474
Tele Leste Celular Participacoes SA, pfd. ........         Telecommunications             403,723,973            241,889
Tele Nordeste Celular Participacoes SA, pfd. .....         Telecommunications             403,723,973            557,496
Tele Norte Celular Participacoes SA, pfd. ........         Telecommunications             403,723,973            230,370
Tele Norte Leste Participacoes SA, pfd. ..........         Telecommunications           1,075,308,973         19,757,458
Tele Sudeste Celular Participacoes SA, pfd. ......         Telecommunications           3,355,697,973         19,243,803
Telemig Celular Participacoes SA, pfd. ...........         Telecommunications             403,723,973            513,726
Telesp Celular Participacoes SA, pfd. ............         Telecommunications             403,723,973          4,284,888
Telesp Participacoes SA, ADR, pfd. ...............         Telecommunications               1,781,100         40,742,663
Telesp Participacoes SA, pfd. ....................         Telecommunications             403,723,973          9,560,368
Unibanco Uniao de Bancos Brasileiros SA...........               Banking                  119,331,186          5,447,358
                                                                                                          --------------
                                                                                                             351,328,457
                                                                                                          --------------
CHILE 3.3%
Antofagasta Holdings PLC..........................           Metals & Mining                  811,668          3,774,188
Cia Cervecerias Unidas SA, ADR....................         Beverages & Tobacco                106,450          3,047,131
Compania de Telecomunicaciones de Chile SA, ADR...         Telecommunications               2,543,909         62,961,748
Empresa Nacional de Electricidad SA, ADR..........      Electrical & Electronics            1,727,138         20,941,548
Enersis SA, ADR...................................     Utilities Electrical & Gas             585,162         13,385,581
Madeco Manufacturera de Cobre SA, ADR.............        Industrial Components                81,500            825,188
Quinenco SA, ADR..................................           Multi-Industry                   755,400          7,081,875
                                                                                                          --------------
                                                                                                             112,017,259
                                                                                                          --------------
CHINA .8%
China Resources Enterprises Ltd. .................           Multi-Industry                 1,100,000          1,942,298
*China Telecommunications Ltd. ...................         Telecommunications               1,894,000          5,260,535
China Vanke Co. Ltd., B...........................             Real Estate                 10,732,503          7,206,782
Guangshen Railway Co. Ltd., H.....................           Transportation                 7,812,000          1,198,152
Guangshen Railway Co. Ltd., H, ADR................           Transportation                   399,300          3,044,663
Shandong Huaneng Power Development Co. Ltd.,
  ADR.............................................     Utilities Electrical & Gas             641,500          3,327,781
*Shanghai Lujiaxui Finance & Trade Zn Dev Stock Co
  Ltd, B..........................................             Real Estate                  3,936,189          2,558,523
*Shanghai New Asia Group Co. Ltd., B..............      Food & Household Products           6,329,154          1,708,872
Shanghai Petrochemical Co. Ltd., H................              Chemicals                   7,777,100          1,834,304
                                                                                                          --------------
                                                                                                              28,081,910
                                                                                                          --------------
COLOMBIA .9%
Banco Ganadero SA, C, ADR, pfd. ..................               Banking                       92,300            709,556
Bavaria SA........................................         Beverages & Tobacco                360,712          1,339,743
Cementos Argos SA.................................   Building Materials & Components        3,457,564          8,977,535
Cia Colombiana de Tabacos SA......................         Beverages & Tobacco              2,354,027          3,357,619
Compania Nacional de Chocolates SA................      Food & Household Products           1,971,120          5,634,181
Compania Suramericana de Inversiones SA...........              Insurance                   6,216,351          8,866,568
Promigas SA.......................................     Utilities Electrical & Gas              40,156            148,000
                                                                                                          --------------
                                                                                                              29,033,202
                                                                                                          --------------

 12
PAGE
TEMPLETON DEVELOPING MARKETS TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (UNAUDITED) (CONT.)

                                                                INDUSTRY                   SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
CZECH REPUBLIC 1.5%
*CEZ AS...........................................     Utilities Electrical & Gas          11,288,628     $   23,233,564
*SPT Telecom AS...................................         Telecommunications               1,348,428         21,891,954
Tabak AS..........................................         Beverages & Tobacco                 13,786          3,283,499
Unipetrol.........................................              Chemicals                   1,349,173          2,562,303
                                                                                                          --------------
                                                                                                              50,971,320
                                                                                                          --------------
ECUADOR
La Cemento Nacional CA, GDR, 144A.................           Multi-Industry                     4,510            324,720
La Cemento Nacional SA, GDR, Reg S................           Multi-Industry                    14,400          1,036,800
                                                                                                          --------------
                                                                                                               1,361,520
                                                                                                          --------------
EGYPT .2%
Commercial International Bank Ltd. ...............               Banking                      124,332          1,116,580
Eastern Tobacco Co. ..............................         Beverages & Tobacco                180,861          4,405,337
                                                                                                          --------------
                                                                                                               5,521,917
                                                                                                          --------------
GHANA
Ashanti Goldfields Co. Ltd., GDR..................           Metals & Mining                  178,335          1,237,199
                                                                                                          --------------
HONG KONG 4.6%
CDL Hotel International Ltd. .....................          Leisure & Tourism                  19,160              8,026
Cheung Kong Holdings Ltd. ........................           Multi-Industry                 4,666,000         41,495,067
Citic Pacific Ltd. ...............................           Multi-Industry                 2,085,000          6,650,953
Dairy Farm International Holdings Ltd. ...........            Merchandising                11,703,116         14,043,739
Hang Lung Development Co. Ltd. ...................             Real Estate                 10,519,000         13,015,125
Hong Kong Land Holdings Ltd. .....................             Real Estate                     51,000             82,620
HSBC Holdings PLC.................................               Banking                    1,084,591         39,559,890
Jardine Matheson Holdings Ltd. ...................           Multi-Industry                 1,908,926          9,544,630
Jardine Strategic Holdings Ltd. ..................           Multi-Industry                 1,921,687          4,996,386
New World Development Co. Ltd. ...................             Real Estate                  8,647,589         25,913,176
Wheelock and Company Ltd. ........................           Multi-Industry                 1,129,231          1,550,012
                                                                                                          --------------
                                                                                                             156,859,624
                                                                                                          --------------
HUNGARY 1.5%
Borsodchem RT.....................................              Chemicals                     340,681          8,265,556
Egis RT...........................................           Multi-Industry                    91,638          2,193,584
*Fotex First Hungarian American Photo Service
  Co. ............................................           Multi-Industry                 2,872,088          1,092,410
**Fotex First Hungarian American Photo Service
  Co., cvt., 12.00%, 5/11/00......................           Multi-Industry                    32,000             32,000
Gedeon Richter Ltd. ..............................       Health & Personal Care               202,757          8,822,629
Matav RT..........................................         Telecommunications                 456,396          2,468,025
Mol Magyar Olay-Es Gazipari RT....................           Energy Sources                   566,000         13,642,219
+Tiszai Vegyi Kombinat RT.........................              Chemicals                   1,250,308         13,077,887
                                                                                                          --------------
                                                                                                              49,594,310
                                                                                                          --------------

                                                                              13
PAGE
TEMPLETON DEVELOPING MARKETS TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (UNAUDITED) (CONT.)

                                                                INDUSTRY                   SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
INDIA .9%
Arvind Mills Ltd. ................................         Textiles & Apparel                      50     $           42
Bharat Petroleum Corp. Ltd. ......................           Energy Sources                   635,927          3,857,103
Bombay Dyeing & Manufacturing Co. Ltd. ...........              Chemicals                          30                 32
Cochin Refineries Ltd.............................           Energy Sources                        50                167
*Grasim Industries Ltd. ..........................           Multi-Industry                     1,904              9,726
*Great Eastern Shipping Co. Ltd. .................           Transportation                     2,180              1,222
Gujarat Ambuja Cements Ltd. ......................   Building Materials & Components          447,525          3,302,672
Hindustan Petroleum Corp. Ltd. ...................           Energy Sources                   696,000          3,748,597
ICICI Ltd. .......................................         Financial Services                      50                 85
Indian Aluminium Co. Ltd. ........................           Metals & Mining                  246,300            347,911
Indian Petrochemicals Corp. Ltd. .................              Chemicals                         200                473
INDO Gulf Corp. Ltd. .............................              Chemicals                         100                122
Larsen & Toubro Ltd. .............................           Multi-Industry                 1,681,493         11,110,098
Mahanagar Telephone Nigam Ltd. ...................         Telecommunications                 378,920          1,625,394
*National Aluminum Co. Ltd. ......................           Metals & Mining                      100                100
**National Aluminum Co Ltd., 14.50%, 3/08/05......           Metals & Mining               17,183,000 INR        418,602
Reliance Industries Ltd. .........................              Chemicals                   1,161,000          4,731,153
*Sterlite Industries Ltd. ........................           Metals & Mining                      210              1,167
*Tata Chemicals Ltd. .............................              Chemicals                         150                268
Tata Engineering & Locomotive Co. ................       Machinery & Engineering                  330              1,562
Tata Iron & Steel Co., Ltd. ......................           Metals & Mining                      500              1,614
                                                                                                          --------------
                                                                                                              29,158,110
                                                                                                          --------------
INDONESIA 5.2%
*Asia Pulp & Paper Co. Ltd., ADR..................       Forest Products & Paper            1,938,500         18,658,063
*Asia Pulp & Paper Co. Ltd., wts. ................       Forest Products & Paper              455,480          1,195,635
*PT Barito Pacific Timber TBK.....................       Forest Products & Paper           47,707,500          5,196,895
PT Gudang Garamm..................................         Beverages & Tobacco              2,254,500          6,123,333
*PT Indah Kiat Pulp & Paper Corp. ................       Forest Products & Paper           66,951,550         31,117,641
*PT Indocement Tunggal Prakarsa...................   Building Materials & Components       17,097,500          8,753,622
*PT Indofoods Sukses Makmurr......................      Food & Household Products          10,080,480         13,762,747
PT Indosat........................................         Telecommunications               3,076,000          5,897,342
PT Semen Gresik (Persero).........................   Building Materials & Components        7,121,263         15,514,734
*PT Sinar Mas Agro Resources & Technology
  Corp. ..........................................      Food & Household Products           7,221,400          6,450,488
PT Tambang Timah..................................           Metals & Mining               12,430,500         10,832,680
PT Telekomunikasi Indonesia (Persero), B..........         Telecommunications              78,802,360         45,782,054
PT Tempo Scan Pacific.............................       Health & Personal Care               535,000            223,402
*PT Tjiwi Kimia...................................       Forest Products & Paper           16,142,330          6,213,097
                                                                                                          --------------
                                                                                                             175,721,733
                                                                                                          --------------
ISRAEL .6%
*Bank Hapoalim BM.................................               Banking                      900,500          2,310,190
*Formula Systems Ltd. ............................   Data Processing & Reproduction           167,060          5,071,037
Koor Industries Ltd. .............................           Multi-Industry                   100,827         11,625,198
                                                                                                          --------------
                                                                                                              19,006,425
                                                                                                          --------------

 14

PAGE

TEMPLETON DEVELOPING MARKETS TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (UNAUDITED) (CONT.)

                                                                INDUSTRY                   SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
MALAYSIA 3.9%
Boustead Holdings Bhd. ...........................      Food & Household Products           4,683,000     $    4,263,995
Federal Flour Mills Bhd. .........................      Food & Household Products           2,447,250          2,318,447
Genting Bhd. .....................................          Leisure & Tourism               5,422,000         20,689,211
Golden Hope Plantations Bhd. .....................    Misc Materials & Commodities            955,000            819,289
Hong Leong Industries Bhd. .......................           Multi-Industry                 5,454,800          6,430,922
Island & Peninsula Bhd. ..........................             Real Estate                  3,963,000          3,879,568
Kian Joo Can Factory Bhd. ........................        Industrial Components             1,245,000          2,260,658
*Leader Universal Holdings Bhd. ..................        Industrial Components            18,134,000          7,587,647
Malayawata Steel Bhd. ............................           Metals & Mining                4,539,000          1,815,600
Malaysian Airlines System Bhd. ...................           Transportation                 6,783,000          9,282,000
Malaysian International Shipping Corp., fgn. .....           Transportation                 2,311,000          4,226,697
Oriental Holdings Bhd. ...........................             Automobiles                  3,345,598          9,156,373
Perlis Plantations Bhd. ..........................           Multi-Industry                 6,470,250          7,559,976
Perusahaan Otomobil Nasional Bhd. ................             Automobiles                  1,335,000          3,091,579
Public Bank Bhd. .................................               Banking                    1,207,000            917,955
Public Bank Bhd., fgn. ...........................               Banking                    3,400,600          3,561,681
Resorts World Bhd. ...............................          Leisure & Tourism              13,064,000         30,769,158
Shangri La Hotels (Malaysia) Bhd. ................          Leisure & Tourism               4,237,202          1,549,924
Tanjong PLC.......................................  Recreation & Other Consumer Goods       3,316,000          8,246,368
Technology Resources Industries Bhd. .............           Multi-Industry                 1,811,000          1,477,395
YTL Corp. Bhd. ...................................       Construction & Housing               654,000          1,376,842
                                                                                                          --------------
                                                                                                             131,281,285
                                                                                                          --------------
MEXICO 11.4%
Cemex SA..........................................   Building Materials & Components          999,802          4,958,975
Cemex SA, B.......................................   Building Materials & Components       22,774,750        113,569,762
*Cifra SA de CV, V................................            Merchandising                13,559,336         27,220,023
*Coca Cola Femsa SA de CV, L, ADR.................         Beverages & Tobacco                790,100         15,308,188
DESC SA de CV DESC, A.............................           Multi-Industry                 1,848,000          1,943,705
DESC SA de CV DESC, B.............................           Multi-Industry                 8,993,370          9,891,267
DESC SA de CV DESC, C.............................           Multi-Industry                   910,675          1,021,045
Fomento Economico Mexicano SA De Cv Femsa.........         Beverages & Tobacco                134,500          5,363,188
Grupo Financiero Banamex Accival Sa De CV.........               Banking                   16,128,571         41,333,231
*Grupo Financiero Bancomer SA De CV...............               Banking                   29,830,687         10,862,001
Panamerican Beverages Inc., A.....................      Food & Household Products             625,200         14,887,575
Telefonos de Mexico SA (Telmex), ADR..............         Telecommunications               1,641,500        132,653,707
Vitro SA De CV, A.................................      Food & Household Products           6,039,888         10,422,273
                                                                                                          --------------
                                                                                                             389,434,940
                                                                                                          --------------
NEW ZEALAND .1%
Brierley Investments Ltd. ........................           Multi-Industry                 9,167,000          2,574,522
                                                                                                          --------------

                                                                              15
PAGE

TEMPLETON DEVELOPING MARKETS TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (UNAUDITED) (CONT.)

                                                                INDUSTRY                   SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
PAKISTAN .4%
*Bank of Punjab...................................               Banking                      753,675     $      193,531
Engro Chemical Pakistan Ltd. .....................              Chemicals                   2,344,832          3,294,580
Pakistan Telecommunications Corp., A..............         Telecommunications              25,384,300          9,765,084
                                                                                                          --------------
                                                                                                              13,253,195
                                                                                                          --------------
PERU .9%
Telefonica Del Peru SA, ADR.......................         Telecommunications               2,031,100         30,720,388
                                                                                                          --------------
PHILIPPINES 2.1%
*A Soriano Corp. .................................           Multi-Industry                99,757,903          2,883,934
Ayala Corp. ......................................           Multi-Industry                 8,204,784          2,695,396
*Belle Corp. .....................................             Real Estate                 52,363,000          5,573,460
Petron Corp. .....................................           Energy Sources                13,670,000          1,455,020
Philippine Commercial International Bank Inc. ....               Banking                      558,210          3,814,313
Philippine Long Distance Telephone Co., ADR.......         Telecommunications               1,303,150         39,257,394
*Philippine National Bank.........................               Banking                    1,473,128          3,987,705
RFM Corp. ........................................      Food & Household Products          32,895,068          4,192,932
San Miguel Corp., B...............................      Food & Household Products           3,881,400          8,466,654
*Southeast Asia Cement Holdings Inc. .............   Building Materials & Components        3,132,228             45,275
                                                                                                          --------------
                                                                                                              72,372,083
                                                                                                          --------------
POLAND .8%
Bank Rozwoju Eksportu SA..........................               Banking                       19,600            616,949
Bank Slaski SA W Katowicach.......................               Banking                       76,538          3,745,456
Elektrim SA.......................................           Multi-Industry                   124,200          1,756,875
*Impexmetal SA....................................           Metals & Mining                  290,016          1,330,518
Mostostal Export SA...............................       Construction & Housing             1,069,900          1,349,816
*Prokom Software SA...............................   Data Processing & Reproduction            52,400          1,742,883
Telekomunikacja Polska SA.........................         Telecommunications               1,230,074          8,621,648
Warta SA..........................................              Insurance                     234,936          4,610,698
Wielkopolski Bank Kredytowy SA....................               Banking                      300,655          1,762,474
                                                                                                          --------------
                                                                                                              25,537,317
                                                                                                          --------------
RUSSIA 1.2%
*Aeroflot - Russia International Airlines.........           Transportation                 9,090,900          1,218,181
GAZ Auto Works....................................             Automobiles                     19,960            703,390
*GUM Trade House..................................            Merchandising                   500,000            390,000
Irkutskenergo.....................................     Utilities Electrical & Gas           6,179,100            629,032
Irkutskenergo, ADR................................     Utilities Electrical & Gas              96,950            493,476
Krasnoyarsk Aluminum Plant........................           Metals & Mining                   63,192            388,903
Lukoil Holdings...................................           Energy Sources                   141,000          1,395,900
Lukoil Holdings, ADR..............................           Energy Sources                   106,580          4,220,568
Mosenergo.........................................     Utilities Electrical & Gas          77,103,400          3,454,232
Mosenergo, ADR....................................     Utilities Electrical & Gas              45,700            205,650
*Norilsk Nickel...................................           Metals & Mining                  352,000          1,154,560
*Novorosissk Sea Shipping.........................           Transportation                 1,528,000            257,315

 16

PAGE

TEMPLETON DEVELOPING MARKETS TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (UNAUDITED) (CONT.)

                                                                INDUSTRY                   SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
RUSSIA (CONT.)
Red October.......................................      Food & Household Products             195,000     $    1,345,500
*Rostelecom.......................................         Telecommunications               4,236,000          6,692,880
*Rostelecom, ADR..................................         Telecommunications                 217,760          2,136,770
*Rostelecom, pfd. ................................         Telecommunications               3,459,900          1,781,849
*Saint Petersburg City Telephone Network, A,
  pfd. ...........................................         Telecommunications               1,063,000            148,820
*Tyumen Aviatrans.................................           Transportation                 3,330,000             46,620
Unified Energy Systems............................     Utilities Electrical & Gas          69,337,400          6,067,023
Unified Energy Systems, ADR.......................     Utilities Electrical & Gas             208,500          1,840,013
Unified Energy Systems, pfd. .....................     Utilities Electrical & Gas          13,160,000            536,928
*Vimpel Communications, ADR.......................         Telecommunications                 249,950          5,795,716
                                                                                                          --------------
                                                                                                              40,903,326
                                                                                                          --------------
SINGAPORE 8.9%
Acma Ltd. ........................................      Electrical & Electronics              994,800          1,005,026
City Developments Ltd. ...........................             Real Estate                  3,402,000         21,780,793
Cycle & Carriage Ltd. ............................             Automobiles                  1,497,000          8,617,093
Delgro Corp. .....................................           Transportation                   926,900          2,232,182
Development Bank of Singapore Ltd., fgn. .........               Banking                        4,000             48,869
First Capital Corp. Ltd. .........................             Real Estate                  3,699,000          5,757,621
Fraser and Neave Ltd. ............................         Beverages & Tobacco              7,049,650         31,262,765
Hai Sun Hup Group Ltd. ...........................           Transportation                12,048,000          7,147,419
Hong Leong Finance Ltd., fgn. ....................         Financial Services                 677,000          1,550,837
Inchcape Motors Ltd. .............................   Wholesale & International Trade        2,509,000          4,037,979
Jurong Shipyard Ltd. .............................       Machinery & Engineering            2,874,000         14,095,683
Keppel Corp., Ltd. ...............................           Transportation                12,530,000         42,686,637
MCL Land Ltd. ....................................             Real Estate                  5,677,000          7,169,192
Metro Holdings Ltd. ..............................   Wholesale & International Trade        1,884,000          2,965,709
Natsteel Ltd. ....................................           Metals & Mining               10,677,000         18,688,670
*Neptune Orient Lines Ltd. .......................           Transportation                 9,897,000         12,091,489
Overseas Chinese Banking Corp. Ltd., fgn. ........               Banking                    3,350,000         27,941,263
Overseas Union Enterprise Ltd. ...................          Leisure & Tourism               2,696,350          8,552,300
Sembcorp Industries Ltd. .........................           Multi-Industry                17,335,986         27,493,194
United Industrial Corporation Ltd. ...............             Real Estate                 36,848,000         24,889,985
United Overseas Bank Ltd., fgn. ..................               Banking                    4,129,000         28,860,558
United Overseas Land Ltd. ........................             Real Estate                  4,528,000          5,106,467
                                                                                                          --------------
                                                                                                             303,981,731
                                                                                                          --------------
SLOVAK REPUBLIC .2%
Nafta Gbely AS....................................     Utilities Electrical & Gas             118,216          1,560,891
*Slovnaft AS......................................              Chemicals                     247,604          3,269,295
*Vychodoslovenske Zeleziarne AS...................           Metals & Mining                  134,435            550,875
                                                                                                          --------------
                                                                                                               5,381,061
                                                                                                          --------------
SOUTH AFRICA 10.2%
Anglo American PLC................................           Metals & Mining                1,345,091         62,857,844
Barlow Ltd. ......................................           Multi-Industry                 2,832,900         16,336,883

                                                                              17
PAGE

TEMPLETON DEVELOPING MARKETS TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (UNAUDITED) (CONT.)

                                                                INDUSTRY                   SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
SOUTH AFRICA (CONT.)
CG Smith Ltd. ....................................           Multi-Industry                11,335,700     $   32,591,664
Comparex Holdings Ltd. ...........................   Data Processing & Reproduction            47,000            295,965
De Beers/Centenary Linked Units...................    Misc Materials & Commodities          1,313,900         31,483,957
Edgars Consolidated Stores Ltd. ..................         Textiles & Apparel                 567,363          4,409,533
Firstrand Ltd. ...................................              Insurance                   4,162,500          4,759,508
Iscor Ltd. .......................................           Metals & Mining               50,619,987         15,854,135
Kersaf Investments Ltd. ..........................          Leisure & Tourism                  15,000             67,114
*Liberty International PLC........................              Insurance                     703,570          4,657,822
Liberty Life Association of Africa Ltd. ..........              Insurance                   1,673,830         21,441,223
Palabora Mining Co. Ltd. .........................           Metals & Mining                  482,700          3,439,572
Rembrandt Group Ltd. .............................           Multi-Industry                 2,504,870         20,879,105
Sappi Ltd. .......................................       Forest Products & Paper            4,114,279         30,135,244
Sasol Ltd. .......................................           Energy Sources                 6,654,023         47,469,664
South African Breweries PLC.......................         Beverages & Tobacco              5,065,698         43,987,501
Tongaat-Hulett Group Ltd. ........................           Multi-Industry                 1,077,790          6,590,513
                                                                                                          --------------
                                                                                                             347,257,247
                                                                                                          --------------
SOUTH KOREA 7.7%
*Cho Hung Bank Co. Ltd. ..........................               Banking                      288,600          1,618,155
*Cho Hung Bank Co. Ltd., GDR, Reg S...............               Banking                      108,000            605,340
*Daegu Bank Co. Ltd. .............................               Banking                      904,291          4,031,224
*Daewoo Electronics Co. ..........................      Electrical & Electronics            1,450,640          7,143,540
Hana Bank.........................................               Banking                      677,138          9,945,007
Hana Bank, GDR, Reg S.............................               Banking                    2,114,733         30,452,155
*Hotel Shilla Co. ................................          Leisure & Tourism                 206,865          2,305,450
Korea Electric Power Corp. .......................     Utilities Electrical & Gas           1,859,510         77,272,079
LG Electronics Inc. ..............................      Electrical & Electronics            1,015,752         28,081,265
Samsung Display Devices Ltd. .....................      Electrical & Electronics              635,646         34,596,715
Samsung Electronics Co. Ltd. .....................      Electrical & Electronics              332,612         36,493,930
*Samsung Heavy Industries Co. Ltd. ...............       Machinery & Engineering            4,433,212         24,128,929
Shin Poong Paper Manufacturing Co. Ltd. ..........       Forest Products & Paper               94,443            938,311
SK Corp...........................................           Energy Sources                    72,292          2,079,761
Ssangyong Oil Refining Co. Ltd. ..................              Chemicals                     145,910          3,781,685
                                                                                                          --------------
                                                                                                             263,473,546
                                                                                                          --------------
THAILAND 8.1%
Advanced Info Service Public Co. Ltd., fgn. ......         Telecommunications               1,524,000         20,664,407
American Standard Sanitaryware Public Co. Ltd.,
  fgn. ...........................................   Building Materials & Components          361,200          1,812,122
Ayudhya Insurance Public Co. Ltd., fgn. ..........              Insurance                     217,100            700,607
*Bangkok Bank Public Co. Ltd. ....................               Banking                   17,134,112         37,404,638
*Bangkok Bank Public Co. Ltd., fgn. ..............               Banking                    2,616,996          9,793,775
*Bangkok Insurance Public Co. Ltd. ...............              Insurance                     119,120            449,022
BEC World Public Co Ltd., fgn. ...................         Telecommunications                 353,100          2,202,386
*Charoen Pokphand Feedmill Public Co. Ltd.,
  fgn. ...........................................      Food & Household Products           2,372,480          3,860,306
*Hana Microelectronics Co. Ltd., fgn. ............      Electrical & Electronics            1,524,700          4,589,605
Hua Thai Manufacturing Public Co. Ltd., fgn. .....         Textiles & Apparel                 172,800            243,209

 18

PAGE

TEMPLETON DEVELOPING MARKETS TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (UNAUDITED) (CONT.)

                                                                INDUSTRY                   SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
THAILAND (CONT.)
Industrial Finance Corp. of Thailand, fgn. .......         Financial Services              12,987,700     $    8,276,907
Italian-Thai Development Public Co. Ltd., fgn. ...       Construction & Housing               891,300          2,151,205
*Jasmine International Public Co. Ltd., fgn. .....         Telecommunications               7,847,500          5,479,949
*Land and House Public Co. Ltd., fgn. ............             Real Estate                     65,600            119,192
Saha Pathanapibul Public Co. Ltd., fgn. ..........      Food & Household Products              86,100            128,420
*Saha Union Public Co. Ltd. ......................           Multi-Industry                 3,148,764          1,387,591
Saha Union Public Co. Ltd., fgn. .................           Multi-Industry                 5,116,716          2,289,514
*Serm Suk Public Co. Ltd. ........................      Food & Household Products             622,900          2,888,567
*Siam Cement Public Co. Ltd. .....................   Building Materials & Components        1,432,750         26,887,132
Siam Cement Public Co. Ltd., fgn. ................   Building Materials & Components          776,750         23,592,136
*Siam Commercial Bank, 5.25%, cvt. pfd., 144A,
  fgn. ...........................................               Banking                      468,000            666,305
Siam Makro Public Company Ltd., fgn. .............            Merchandising                 4,356,200          8,293,023
*Telecomasia Corp. Public Co. Ltd., fgn. .........         Telecommunications                 584,000            589,939
*Thai Airways International Public Co. Ltd.,
  fgn. ...........................................           Transportation                 4,211,700          8,269,209
*Thai Farmers Bank Public Co. Ltd. ...............               Banking                   24,487,941         49,141,902
*Thai Farmers Bank Public Co. Ltd., fgn. .........               Banking                    8,580,059         26,525,471
*Tipco Asphalt Public Co. Ltd., fgn. .............   Building Materials & Components        1,990,300          2,752,686
*Total Access Communication Public Co. Ltd. ......         Telecommunications               6,359,400         20,350,080
*United Communications Industries, fgn. ..........         Telecommunications               4,981,200          5,659,994
                                                                                                          --------------
                                                                                                             277,169,299
                                                                                                          --------------
TURKEY 2.9%
Akbank............................................               Banking                3,658,759,680         53,751,753
Anadolu Anonim Turk Sigorta Sirketi, Br. .........              Insurance                  40,384,000            177,030
*Arcelik AS, Br. .................................   Appliances & Household Durables      439,771,390         15,630,944
*Erciyas Biracilik................................      Food & Household Products         268,879,000          6,180,101
*Eregli Demir ve Celik Fabrikalari AS.............           Metals & Mining              461,050,250          6,445,658
*Finansbank, Br. .................................               Banking                1,018,432,573          3,499,192
Haci Omer Sabanci Holding AS, ADR, 144A...........           Multi-Industry                   748,850          4,081,233
Hurriyet Gazete...................................      Broadcasting & Publishing         172,432,000          1,225,762
Koc Holding AS....................................           Multi-Industry                24,122,662          1,514,740
*Tofas Turk Otomobil Fabrikasi AS.................             Automobiles                 76,109,865            302,081
*Tofas Turk Otomobil Fabrikasi AS, new............             Automobiles                114,164,148            453,118
*Tofas Turk Otomobil Fabrikasi AS, rts. ..........             Automobiles                152,218,865            422,009
*Turkiye Garanti Bankasi AS.......................               Banking                  698,090,039          5,210,614
Turkiye Is Bankasi AS, C..........................               Banking                    4,426,400             78,665
                                                                                                          --------------
                                                                                                              98,972,900
                                                                                                          --------------

                                                                              19
PAGE

TEMPLETON DEVELOPING MARKETS TRUST
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (UNAUDITED) (CONT.)

                                                                INDUSTRY                   SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
VENEZUELA 2.7%
Compania Anonima Nacional Telefonos de Venezuela,
  ADR.............................................         Telecommunications                 603,900     $   16,456,275
Electricidad de Caracas SAICA SAICA, ADR..........     Utilities Electrical & Gas           3,663,458         71,699,324
Mavesa SA, ADR....................................      Food & Household Products           1,311,925          4,263,756
                                                                                                          --------------
                                                                                                              92,419,355
                                                                                                          --------------
TOTAL LONG TERM SECURITIES (COST
  $3,119,954,922).................................                                                         3,288,596,640
                                                                                                          --------------

                                                                                          PRINCIPAL
                                                                                          AMOUNT**
                                                                                          --------
SHORT TERM INVESTMENTS (COST $48,669,455) 1.4%
U.S. Treasury Bills, 4.31% to 4.85%, with
  maturities to 12/09/1999........................                                      $  49,599,000         48,674,111
                                                                                                          --------------
TOTAL INVESTMENTS (COST $3,168,624,377) 98.1%.....                                                         3,337,270,751
OTHER ASSETS, LESS LIABILITIES 1.9%...............                                                            65,980,197
                                                                                                          --------------
TOTAL NET ASSETS 100.0%...........................                                                        $3,403,250,948
                                                                                                          ==============

CURRENCY ABBREVIATIONS:

INR -- Indian Rupee

*Non-income producing.
**Securities denominated in U.S. dollars unless otherwise indicated.
+The Investment Company Act of 1940 defines "affiliated persons" to include any person, such as the Fund, that owns 5% or more of the outstanding voting securities of another person. As of June 30, 1999, the Fund had investments in "affiliated persons" valued at $25,014,889.
                       See Notes to Financial Statements.
 20

PAGE

TEMPLETON DEVELOPING MARKETS TRUST
Financial Statements
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999 (UNAUDITED)

Assets:
 Investments in securities, at value (cost
  $3,168,624,377)...........................................    $3,337,270,751
 Cash.......................................................        16,712,361
 Receivables:
  Investment securities sold................................        39,834,610
  Fund shares sold..........................................        42,988,926
  Dividends and interest....................................        13,363,587
                                                                --------------
      Total assets..........................................     3,450,170,235
                                                                --------------
Liabilities:
 Payables:
  Investment securities purchased...........................        21,550,304
  Fund shares redeemed......................................        10,176,633
  To affiliates.............................................         7,783,022
 Deferred tax liability (Note 1e)...........................         5,881,378
 Accrued expenses...........................................         1,527,950
                                                                --------------
      Total liabilities.....................................        46,919,287
                                                                --------------
Net assets, at value........................................    $3,403,250,948
                                                                ==============
Net assets consist of:
 Undistributed net investment income........................    $   11,964,458
 Net unrealized appreciation................................       162,764,996
 Accumulated net realized loss..............................      (532,061,172)
 Beneficial shares..........................................     3,760,582,666
                                                                --------------
Net assets, at value........................................    $3,403,250,948
                                                                ==============
CLASS A:
 Net asset value per share ($2,867,694,932 / 204,110,208
  shares outstanding).......................................            $14.05
                                                                ==============
 Maximum offering price per share ($14.05 / 94.25%).........            $14.91
                                                                ==============
CLASS B:
 Net asset value and maximum offering price per share
  ($5,965,606 / 426,797 shares outstanding)*................            $13.98
                                                                ==============
CLASS C:
 Net asset value per share ($368,178,770 / 26,537,665 shares
  outstanding)*.............................................            $13.87
                                                                ==============
 Maximum offering price per share ($13.87 / 99.00%).........            $14.01
                                                                ==============
ADVISOR CLASS:
 Net asset value and maximum offering price per share
  ($161,411,640 / 11,496,145 shares outstanding)............            $14.04
                                                                ==============

*Redemption price per share is equal to net asset value less any applicable sales charge.
                       See Notes to Financial Statements.
                                                                              21
PAGE

TEMPLETON DEVELOPING MARKETS TRUST
Financial Statements (continued)
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

Investment Income:
 (net of foreign taxes of $4,847,071)
 Dividends..................................................    $   42,937,332
 Interest...................................................           468,506
                                                                --------------
      Total investment income...............................                      $   43,405,838
Expenses:
 Management fees (Note 3)...................................        17,217,801
 Administrative fees (Note 3)...............................         1,318,205
 Distribution fees (Note 3)
  Class A...................................................         3,653,450
  Class B...................................................            10,328
  Class C...................................................         1,495,352
 Transfer agent fees (Note 3)...............................         4,062,000
 Custodian fees.............................................         1,714,000
 Reports to shareholders....................................           750,300
 Registration and filing fees...............................            27,300
 Professional fees..........................................            47,000
 Trustees' fees and expenses................................            67,000
 Other......................................................           153,573
                                                                --------------
      Total expenses........................................                          30,516,309
                                                                                  --------------
            Net investment income...........................                          12,889,529
                                                                                  --------------
Realized and unrealized gains (losses):
 Net realized loss from:
  Investments...............................................      (310,377,925)
  Foreign currency transactions.............................        (3,450,357)
                                                                --------------
      Net realized loss.....................................                        (313,828,282)
 Net unrealized appreciation (depreciation) on:
  Investments...............................................     1,189,639,372
  Deferred taxes (Note 1e)..................................        (5,881,378)
                                                                --------------
      Net unrealized appreciation...........................                       1,183,757,994
                                                                                  --------------
Net realized and unrealized gain............................                         869,929,712
                                                                                  --------------
Net increase in net assets resulting from operations........                      $  882,819,241
                                                                                  ==============

                       See Notes to Financial Statements.
 22

PAGE

TEMPLETON DEVELOPING MARKETS TRUST
Financial Statements (continued)
STATEMENTS OF CHANGES IN NET ASSETS

                                                                SIX MONTHS ENDED
                                                                 JUNE 30, 1999           YEAR ENDED
                                                                  (UNAUDITED)         DECEMBER 31, 1998
                                                                ---------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................     $   12,889,529        $    43,691,812
  Net realized loss from investments and foreign currency
   transactions.............................................       (313,828,282)          (109,871,525)
  Net unrealized appreciation (depreciation) on investments
   and deferred taxes.......................................      1,183,757,994           (707,091,116)
                                                                ---------------------------------------
    Net increase (decrease) in net assets resulting from
      operations............................................        882,819,241           (773,270,829)

 Distributions to shareholders from:
  Net investment income:
   Class A..................................................                 --            (43,371,538)
   Class C..................................................                 --             (3,527,590)
   Advisor Class............................................                 --             (2,350,466)
  In excess of net investment income:
   Class A..................................................                 --               (814,661)
   Class C..................................................                 --                (66,260)
   Advisor Class............................................                 --                (44,150)
  Net realized gains:
   Class A..................................................                 --            (13,098,049)
   Class C..................................................                 --             (1,659,062)
   Advisor Class............................................                 --               (534,895)

 Beneficial share transactions (Note 2):
   Class A..................................................        (51,767,411)          (555,757,624)
   Class B..................................................          5,298,435                     --
   Class C..................................................        (22,173,629)           (16,513,221)
   Advisor Class............................................          6,037,880             49,372,708
                                                                ---------------------------------------
    Net increase (decrease) in net assets...................        820,214,516         (1,361,635,637)

Net assets:
 Beginning of period........................................      2,583,036,432          3,944,672,069
                                                                ---------------------------------------
 End of period..............................................     $3,403,250,948        $ 2,583,036,432
                                                                =======================================

Undistributed net investment income/(Distributions in excess of net investment income) included in net assets:
 End of period..............................................     $   11,964,458        $      (925,071)
                                                                =======================================

                       See Notes to Financial Statements.
                                                                              23
PAGE

TEMPLETON DEVELOPING MARKETS TRUST
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Developing Markets Trust (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks long-term capital appreciation by investing, under normal market conditions, at least 65% of its total assets in equity securities of developing or emerging market issuers. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Certain countries in which the Fund invests have imposed restrictions on the repatriation of their currencies. Other countries have previously instituted currency exchange controls in the past during periods of serious imbalance in their balance of payments or upon the occurrence of other destabilizing events. Exchange control regulations may restrict the Fund's ability to convert investment income, capital, or the proceeds of securities into U.S. dollars. As of June 30, 1999, the Fund has investments with a value of approximately $131 million in countries with restrictions on the repatriation of their currencies or formal exchange controls currently in place.

 24

PAGE

TEMPLETON DEVELOPING MARKETS TRUST
Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)
c. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

e. DEFERRED TAXES:

Deferred taxes are recorded for estimated tax liabilities inherent in the Fund's portfolio securities which may arise from subsequent sales of those securities and asset repatriations from countries that impose such taxes.

f. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. BENEFICIAL SHARES

The Fund offers four classes of shares; Class A, Class B, Class C and Advisor Class. Effective January 1, 1999, Class I and Class II were renamed Class A and Class C, respectively, and a fourth class of shares, Class B, was established. The shares differ by their initial sales load, distribution fees, voting rights on matters affecting a single class and the exchange privilege of each class.

                                                                              25
PAGE

TEMPLETON DEVELOPING MARKETS TRUST
Notes to Financial Statements (unaudited) (continued)

2. BENEFICIAL SHARES (CONT.)
At June 30, 1999, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                                            SIX MONTHS ENDED                          YEAR ENDED
                                                             JUNE 30, 1999                         DECEMBER 31, 1998
                                                     --------------------------------------------------------------------
                                                       SHARES           AMOUNT                 SHARES           AMOUNT
                                                     --------------------------------------------------------------------
CLASS A SHARES:
Shares sold........................................   87,324,165    $ 1,064,425,486           89,591,968    $   996,558,996
Shares issued on reinvestment of distributions.....           --                 --            4,360,232         50,316,889
Shares redeemed....................................  (94,215,214)    (1,116,192,897)        (149,082,542)    (1,602,633,509)
                                                     ----------------------------------------------------------------------
Net decrease.......................................   (6,891,049)   $   (51,767,411)         (55,130,342)   $  (555,757,624)
                                                     ======================================================================
                                                            SIX MONTHS ENDED
                                                             JUNE 30, 1999+
                                                     ------------------------------
                                                       SHARES           AMOUNT
                                                     ------------------------------
CLASS B SHARES:
Shares sold........................................      432,000    $     5,368,334
Shares redeemed....................................       (5,203)           (69,899)
                                                     ------------------------------
Net increase.......................................      426,797    $     5,298,435
                                                     ==============================

                                                            SIX MONTHS ENDED                          YEAR ENDED
                                                             JUNE 30, 1999                         DECEMBER 31, 1998
                                                     ----------------------------------------------------------------------
                                                       SHARES           AMOUNT                 SHARES           AMOUNT
                                                     ----------------------------------------------------------------------
CLASS C SHARES:
Shares sold........................................    3,108,051    $    37,226,150           10,915,747    $   124,293,106
Shares issued on reinvestment of distributions.....           --                 --              365,154          4,366,838
Shares redeemed....................................   (5,422,743)       (59,399,779)         (13,849,038)      (145,173,165)
                                                     ----------------------------------------------------------------------
Net decrease.......................................   (2,314,692)   $   (22,173,629)          (2,568,137)   $   (16,513,221)
                                                     ======================================================================

                                                            SIX MONTHS ENDED                          YEAR ENDED
                                                             JUNE 30, 1999                         DECEMBER 31, 1998
                                                     ----------------------------------------------------------------------
                                                       SHARES           AMOUNT                 SHARES           AMOUNT
                                                     ----------------------------------------------------------------------
ADVISOR CLASS SHARES:
Shares sold........................................    3,908,172    $    48,005,532           12,540,225    $   138,875,712
Shares issued on reinvestment of distributions.....           --                 --              238,176          2,645,549
Shares redeemed....................................   (3,649,109)       (41,967,652)          (9,129,829)       (92,148,553)
                                                     ----------------------------------------------------------------------
Net increase.......................................      259,063    $     6,037,880            3,648,572    $    49,372,708
                                                     ======================================================================
+Effective date of Class B shares was January 1, 1999.

 26

PAGE

TEMPLETON DEVELOPING MARKETS TRUST
Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain Officers of the Fund are also officers or directors of Templeton Asset Management Ltd. (TAML), Franklin Templeton Services, Inc. (FT Services), Franklin/Templeton Distributors, Inc. (Distributors) and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's investment manager, administrative manager, principal underwriter, and transfer agent, respectively.

The Fund pays an investment management fee to TAML of 1.25% per year of the average daily net assets of the Fund. The Fund pays an administrative fee to FT Services based on the Fund's average daily net assets as follows:

ANNUALIZED
 FEE RATE                  AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.15%         First $200 million
0.135%        Over $200 million, up to and including $700 million
0.10%         Over $700 million, up to and including $1.2 billion
0.075%        Over $1.2 billion

The Fund reimburses Distributors for costs incurred in marketing the Fund's shares up to .35%, 1.00% and 1.00% per year of the average daily net assets of Class A, Class B and Class C shares, respectively. Under the Class A distribution plan, costs exceeding the maximum may be reimbursed in subsequent periods. At June 30, 1999, there were no unreimbursed costs. Distributors received net commissions from sales of the Fund's shares, and received contingent deferred sales charges for the period of $341,351 and $174,499, respectively.

4. INCOME TAXES

At June 30, 1999, the net unrealized depreciation based on cost of investments for income tax purposes of $3,255,993,525 was as follows:

Unrealized appreciation.....................................  $ 632,896,033
Unrealized depreciation.....................................   (551,618,807)
                                                              -------------
Net unrealized appreciation.................................  $  81,277,226
                                                              =============

Net investment income and net realized gains differ for financial statement and tax purposes primarily due to differing treatments of passive foreign investment companies and wash sales, and losses realized subsequent to October 31 on the sales of securities and foreign currencies.

At December 31, 1998, the Fund had tax basis capital losses of $45,000,000 which may be carried over to offset future capital gains. Such losses expire December 31, 2006.

At December 31, 1998, the Fund had deferred capital losses occurring subsequent to October 31, 1998 of $78,523,423. For tax purposes, such losses will be reflected in the year end December 31, 1999.

                                                                              27
PAGE

TEMPLETON DEVELOPING MARKETS TRUST
Notes to Financial Statements (unaudited) (continued)

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the six months ended June 30, 1999 aggregated $564,310,241 and $764,607,992, respectively.

 28

PAGE



SEMIANNUAL REPORT

PRINCIPAL UNDERWRITER
Franklin/Templeton Distributors, Inc.
1-800/DIAL-BEN(R)
www.franklin-templeton.com

SHAREHOLDER SERVICES
1-800/632-2301

FUND INFORMATION
1-800/342-5236

This report must be preceded or accompanied by the current Templeton Developing Markets Trust prospectus, which contains more complete information including risk factors, charges and expenses. Like any investment in securities, the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political, and other factors, as well as investment decisions by the Investment Manager, which will not always be profitable or wise. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept the risk of such losses should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.


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